Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill

Intangible assets and Goodwill consist of the following:

					(In (US$))
Description	Goodwill	Commercial rights	Software	Total	Intangible asset under development
Gross carrying value
As at 31 March, 2024	726,715	339,277	216	1,066,208	-
Additions	-	-	1,045	1,045
Derecognized on ‘Disposals of a subsidiary (refer to Note 21 (b))
Write off				-
Exchange differences	(4,155)			(4,155)	-
As at 30 Sept 2024	722,560	339,277	1,261	1,063,098	-
Additions		81,887		81,887
Exchange differences	(13,637)			(13,637)
As at 31 March, 2025	708,923	421,164	1,261	1,131,348
Additions		168,851	3,684	172,535
Exchange Differences	(27,183)			(27,183)
As at 30 Sept 2025	681,740	590,015	4,945	1,276,700

Accumulated amortization
As at 31 March, 2024	-	31,917	107	32,024	-
Charge for the year	-	7,760	24	7,785
As at 30 Sept 2024	-	39,677	131	39,809	-
Charge for the year		8,145	233	8,377
As at 31 March, 2025		47,822	364	48,186
Charge for the year		7,782	191	7,973
As at 30 Sept 2025		55,604	556	56,159
Net block as at 31 March, 2024	726,715	307,360	109	1,034,184	-
Net block as at 30 Sept, 2024	722,560	299,600	1,129	1,023,289	-
Net block as at 31 March, 2025	708,923	373,342	896	1,083,162
Net block as at 30 Sept, 2025	681,740	534,412	4,389	1,220,540

Intangible assets and goodwill consist of the following:

	Pre-deal					Intangible
	Customers		Commercial			asset under
Description	Acquisition	Goodwill	rights	Software	Total	development
Gross carrying value
As at March 31, 2022	59,216,654	73,008	—	—	59,289,662	166,587
Additions	—	—	—	—	—	4,464
Derecognized on ‘disposals of a subsidiary	—	(68,500)	—	—	(68,500)	—
Write off	(59,216,654)	—	—	—	(59,216,654)	160,000
Exchange differences	—	73,601	—	—	73,601	—
Acquisition through business combination	—	793,324	339,277	216	1,132,817	—
As at March 31, 2023	—	736,946	339,277	216	1,076,439	11,051
Write off	—	—	—	—	—	(11,051)
Exchange differences	—	10,231	—	—	10,231	—
As at March 31, 2024	—	726,715	339,277	216	1,066,208	—
Additions	—	—	81,887	1,045	82,932	—
Write off	—	—	—	—	—	—
Exchange differences	—	(17,792)	—	—	(17,792)	—
As at March 31, 2025	—	708,923	421,164	1,261	1,131,348	—
	—	—	—	—	—	—
Accumulated amortization
As at March 31, 2022	24,030,158	—	—	—	24,030,158	—
Charge for the year	—	—	16,157	54	16,211	—
Write off	(24,030,158)	—	—	—	(24,030,158)	—
As at March 31, 2023	—	—	16,157	54	16,211	—

Charge for the year	—	—	15,760	53	15,813	—
As at March 31, 2024	—	—	31,917	107	32,024	—
Charge for the year	—	—	15,905	257	16,162	—
As at March 31, 2025	—	—	47,822	364	48,186	—

Net block as at March 31, 2023	—	736,946	323,120	162	1,060,228	11,051
Net block as at March 31, 2024	—	726,715	307,360	109	1,034,184	—
Net block as at March 31, 2025	—	708,923	373,342	896	1,083,162	—